INVESTMENTS	12 Months Ended
Dec. 31, 2022
INVESTMENTS
INVESTMENTS

5.    INVESTMENTS

Held-to-maturity investments

As of December 31, 2022, the Group’s held-to-maturity investments mainly consisted of principal-guaranteed products that have stated maturity within one year. While these fixed-income financial products are not publicly traded, the Group estimated that their fair value approximated their amortized costs considering their short-term maturities and high credit quality. No allowance for credit loss was recognized for the years ended December 31, 2020, 2021 and 2022.

Interest income of held-to-maturity investments of RMB73, RMB2,963 and RMB1,458 was recognized in the consolidated statements of operations for the years ended December 31, 2020, 2021 and 2022, respectively.

Available-for-sale investments

As of December 31, 2022, the Group’s available-for-sale investments mainly consisted of investments in debt securities. The Group measured the available-for-sale investments at fair value, with changes in fair value deferred in other comprehensive income/(loss). Changes in fair value of available-for-sale investments, net of tax, for the years ended December 31, 2020, 2021 and 2022 were RMB3,546, RMB(2,362) and RMB(12,351), respectively, recorded in other comprehensive income/(loss). No impairment loss was recognized for the years ended December 31, 2020, 2021 and 2022.

Interest income of available-for-sale investments of RMB11,454, RMB5,238 and RMB15,488 was recognized in the consolidated statements of operations for the years ended December 31, 2020, 2021 and 2022, respectively.

Available-for-sale investments — continued

The additional information about cost and fair value of available-for-sale investments as of December 31, 2021 and 2022 is as follows:

Unrealized gains in
accumulated other
		comprehensive	Impact of
December 31, 2021	Cost	income	exchange rate	Fair value
	RMB	RMB	RMB	RMB
Available-for-sale investments:
Debt securities	175,468	2,197	(305)	177,360

Unrealized gains in
accumulated other
		comprehensive	Impact of
December 31, 2022	Cost	income	exchange rate	Fair value
	RMB	RMB	RMB	RMB
Available-for-sale investments:
Debt securities	984,046	(10,154)	(1,154)	972,738